Employee benefits - Contributions to the benefit plans (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected employer contributions to the benefit plans during the next year	$ 227
OPEB Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Expected employer contributions to the benefit plans during the next year	$ 5,971